Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 140,496	$ 142,817
Held To Maturity Securities Fair Value	120,688	144,233
Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	38,570
Held To Maturity Securities Fair Value	37,913
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	12,560
Held To Maturity Securities Fair Value	11,575
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	20,015
Held To Maturity Securities Fair Value	14,764
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	69,351
Held To Maturity Securities Fair Value	$ 56,436